Equity - Schedule of accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 55,820	$ (4,463)	$ (4,398)
Ending balance	77,237	55,820	(4,463)
Currency translation adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(4,767)	(4,347)	(3,033)
Other comprehensive income (loss)	47	(420)	(1,314)
Ending balance	$ (4,720)	$ (4,767)	$ (4,347)